Other Charges - Additional Information (Detail) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)
Disclosure of other charges [line items]
Other charges	€ 104	€ 150		€ 1
Provision charges	91	180
Americas [member]
Disclosure of other charges [line items]
Other charges	€ 667	1,110
Provision charges		91	$ 104
The Netherlands [member] | Litigation provision [member]
Disclosure of other charges [line items]
Provision charges		€ 45